Related Party Transactions/ Disclosures	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Related Party Transaction [Line Items]
Related Party Transactions / Disclosure
8.
Related party disclosures

Key managerial personnel (KMP) and Members of their immediate families

Dan Wagner	Director and chief executive officer
Richard Burchill	Chief financial officer
Sauvik Banerjjee	Chief executive officer, products, technology and digital services
Salman Ahmad	Chief technical officer
Peter Vesco	Chief commercial officer
Arthur Yao (1)	Chief executive officer, Rezolve China
Anthony Sharp	Non-executive deputy chairman
Sir David Wright	Non-executive director
Steve Perry	Non-executive director
Derek Smith	Non-executive director
Susan Wagner	Member

(1)
Amounts paid to Arthur Yao were paid out of Rezolve Limited in the UK. The Company’s operations in China have since been approved for a planned liquidation through the Demerger (Refer to Note 2.1 – Basis of presentation).

Transactions with and outstanding balances with related parties were as follows:

Transactions during the period

	June 30, 2024	June 30, 2023
Share Capital Issued at nominal value
Igor Lychagov (number of Ordinary shares issued in 2023 - 163,265)	—	20
Loans repaid
DBLP Sea Cow Ltd.	—	250,000
Loans taken
Steve Perry	—	125,000
Igor Lychagov	—	4,000,000
Convertible promissory notes
DBLP Sea Cow Limited	1,250,000	—
Arthur Yao	93,750	—
Adam Wagner	31,250	—
John Wagner	19,844	—
Stephen Perry	63,500	—
Sauvik Banerjee	27,413	—
Anthony Sharp	79,250	—
Reimbursement of expenses
Dan Wagner	50,000	79,180
Managerial remuneration
Key Management Personnel
Dan Wagner	151,799	147,702
Salman Ahmad	113,849	110,776
Richard Burchill	139,149	135,393
Sauvik Banerjjee	195,075	115,682
Share-based compensation
DBLP Sea Cow Ltd	1,250,000
Richard Burchill	673,282	673,282
Sauvik Banerjjee	345,896	345,896
Peter Vesco	100,000	—
Arthur Yao	100,000	—
Consulting fees
DBLP Sea Cow	150,000	150,000
Peter Vesco	189,749	184,627
Arthur Yao	150,000	150,000
Director remuneration
Anthony Sharp	184,627	200,129
Sir David Wright	46,157	49,212
Steve Perry	46,157	49,212
Derek Smith	46,157	49,212
Business development expenses
Rezolve China (2)	—	570,917

(1)
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
(2)
The Company has expensed all cash transferred to its subsidiary Rezolve China. Please refer to the basis of presentation discussed in note 2.1.

Outstanding balances as at reporting date

	June 30, 2024 $	December 31, 2023 $
Unsecured Loans payable
DBLP Sea Cow	447,067	447,067
Trade and other payables
DBLP Sea Cow	450,000	350,000
Dan Wagner	334,725	147,485
Arthur Yao	151,105	61,495
Peter Vesco	30,407	31,248
Sauvik Banerjjee	—	58,320
Anthony Sharp	126,223	127,325
Steve Perry	—	1,133
Share Subscription Receivables
Dan Wagner	111,845	111,845
DBLP Sea Cow	7,999	7,999
Convertible debt
Steve Perry (note 5.2)	136,943	125,000
Igor Lychagov (note 5.3)	6,028,177	5,587,343
Convertible promissory notes
DBLP Sea Cow Limited	1,260,417	—
Arthur Yao	94,531	—
Adam Wagner	31,510	—
John Wagner	20,009	—
Stephen Perry	64,029	—
Sauvik Banerjee	27,641	—
Anthony Sharp	79,910	—

14.
Related party disclosures

Key managerial personnel (KMP) and Members of their immediate families

Dan Wagner	Director and chief executive officer
Richard Burchill	Chief financial officer
Sauvik Banerjjee	Chief executive officer, products, technology and digital services
Salman Ahmad	Chief technical officer
Peter Vesco	Chief commercial officer
Arthur Yao (1)	Chief executive officer, Rezolve China
Anthony Sharp	Non-executive deputy chairman
Sir David Wright	Non-executive director
Steve Perry	Non-executive director
Derek Smith	Non-executive director
Igor Lychagov	Non-Executive director (resigned May 19, 2023)
Susan Wagner	Member

(1)
Amounts paid to Arthur Yao were paid out of Rezolve Limited in the UK. The Company’s operations in China have since been approved for a planned liquidation through the Demerger (Refer to Note 2.1—Basis of presentation).

Transactions and outstanding balances of related parties were as follows:

Transactions during the year

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Share Capital Issued at nominal value
DBLP Sea Cow (2) (number of ordinary shares issued in 2–23 – Nil and 2–22 – 27,246,461)	$—	$3,225
Loans Repaid
DBLP Sea Cow (2)	250,000	—
Convertible Loans taken
Steve Perry	132,269	—
Loans Taken
Dan Wagner	191,405	—
Igor Lychagov	5,587,343	—
Managerial remuneration
Key Management Personnel
Dan Wagner	296,067	298,654
Salman Ahmad	222,535	207,395
Richard Burchill	271,395	273,761
Sauvik Banerjee	393,440	188,972
	1,183,437	968,782
Sales and marketing	393,440	188,972
General and Administrative	789,997	779,810
	1,183,437	968,782
Share-based compensation
DBLP Sea Cow (2)	756,944	33,374,018
Richard Burchill	1,326,703	—
Steve Perry	—	2,449,787
Peter Vesco	60,556	—
Arthur Yao (1)	60,556	—
Sauvik Banerjee	842,746	—
Derek Smith	—	3,677,896
	3,047,505	39,501,701
Sales and marketing	963,858	—
General and Administrative	2,083,647	39,501,701
	3,047,505	39,501,701

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Consulting fees
DBLP Sea Cow (2)	300,000	300,000
Peter Vesco	414,926	380,805
Arthur Yao (1)	300,000	300,000
	1,014,926	980,805
Sales and marketing	714,926	680,805
General and Administrative	300,000	300,000
	1,014,926	980,805
Director remuneration
Sir David Wright	92,521	87,107
Anthony Sharp	380,084	376,428
Steve Perry	92,521	93,329
Derek Smith	92,521	93,329
	657,647	650,193
Sales and marketing	—	—
General and Administrative	657,647	650,193
	657,647	650,193
Management remuneration
Sales and marketing	2,072,224	869,777
General and Administrative	3,831,291	41,231,704
	5,903,515	42,101,481
Business development expenses
Rezolve China (3)	777,161	7,136,168

(2)
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.
(3)
The Company has expensed all cash transferred to its subsidiary Rezolve China. Please refer to the basis of presentation discussed in note 2.1.

Outstanding balances as at reporting date

	December 31, 2023	December 31, 2022
	$ (as restated)	$ (as restated)
Short term debt to related party
DBLP Sea Cow (2)	447,067	697,067
Dan Wagner	191,405	—
Igor Lychagov	5,587,343	—
	6,225,815	697,067

	December 31, 2023	December 31, 2022
	$ (as restated)	$ (as restated)
Due to related party
DBLP Sea Cow (2)	350,000	225,000
Dan Wagner	147,605	172,476
Richard Burchill	—	535
Arthur Yao	61,945	51,414
Peter Vesco	31,248	42,906
Steve Perry	1,133	—
Sauvik Banerjjee	58,320	—
Anthony Sharp	127,325	129,460
	777,576	621,791
Short term convertible debt
Steve Perry	132,269	—
Share Subscription Receivables
Dan Wagner	111,845	111,845
DBLP Sea Cow (2)	7,999	7,999
	119,844	119,844

(2)
DBLP Sea Cow Ltd. (a company incorporated in the Seychelles) (“DBLP Sea Cow”) is wholly legally owned by Dan Wagner, Chief Executive Officer of Rezolve.

Armada Acquisition Corp I [Member]
Related Party Transaction [Line Items]
Related Party Transactions / Disclosure

Note 3 — Related Party Transactions

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, approximately $0.006 per share, to cover certain offering costs in consideration for 4,312,500 shares of common stock, par value $0.0001. On June 16, 2021, the Sponsor purchased an additional 700,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $4,070, and transferred 50,000 shares to its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. On July 23, 2021, the Sponsor purchased an additional 1,200,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $6,975, resulting in the Sponsor holding an aggregate of 6,007,500 shares of common stock and the Chief Executive Officer, President and independent directors holding an aggregate of 205,000 shares of common stock (such shares, collectively, the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part. On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in 1,125,000 Founder Shares forfeited to the Company for no consideration.

The Sponsor, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earliest of (A)180 days after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their public shares for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor, officers, and directors with respect to any Founder Shares.

Additionally, upon consummation of the IPO, the Sponsor sold membership interests in the Sponsor to 10 anchor investors that purchased 9.9% of the units sold in the IPO. The Sponsor sold membership interests in the Sponsor entity reflecting an allocation of 131,250 Founder Shares to each anchor investor, or an aggregate of 1,312,500 Founder Shares to all 10 anchor investors, at a purchase price of approximately $0.006 per share. The Company estimated the aggregate fair value of these founder shares attributable to each anchor investor to be $424,491, or $3.23 per share. The Company has offset the excess of the fair value against the gross proceeds from these anchor investors as a reduction in its additional paid-in capital in accordance with Staff Accounting Bulletin Topic 5A.

Representative Common Stock

On February 8, 2021, EarlyBirdCapital, Inc. and Northland Securities, Inc. (“Northland”) purchased 162,500 and 87,500 shares of common stock (“representative shares”), respectively, at an average purchase price of approximately $0.0001 per share, or an aggregate purchase price of $25.00. On May 29, 2021, Northland returned 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

The representative shares are identical to the public shares included in the Units being sold in the IPO, except that the representative shares are subject to certain transfer restrictions, as described in more detail below.

The holders of the representative shares have agreed not to transfer, assign or sell any such shares until 30 days after the completion of an initial Business Combination. In addition, the holders of the representative shares have agreed (i) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of an initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination.

Promissory Notes-to Related Party

On May 9, 2022, the Sponsor loaned the Company the aggregate amount of $483,034 in order to assist the Company to fund its working capital needs. The loan is evidenced by two promissory notes in the aggregate principal amount of $483,034 from the Company, as maker, to the Sponsor, as payee. During July 2022, the Company fully repaid one of the promissory notes in the amount of $187,034, which represented monies loaned to the Company for the payment of Delaware franchise taxes. The Company utilized the interest earned on the Trust Account to repay the promissory note. The Company also paid $0 and $4,300 on behalf of the Sponsor for tax services in period ended December 31, 2023 and September 30, 2023, respectively. These amounts were applied against the balance owing to the Sponsor under the remaining promissory note. As of December 31, 2023 and September 30, 2023, the net amount outstanding under the promissory note was $247,454 and $247,454, respectively.

On November 10, 2022, the Sponsor loaned the Company $1,500,000 in order to cover the additional contribution to the Trust Account in connection with the Company’s exercise of the extension of the Combination Period until February 17, 2023, and $450,000 to fund its working capital needs. The promissory notes are non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On July 28, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $125,245. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $125,245 as of December 31, 2023.

On August 2, 2023, the Company entered into a promissory note to the Sponsor in the amount of up to $425,402. The Extension Note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. Upon consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert up to $425,402 of the total principal amount of this note, in whole or in part at the option of the Sponsor, into common stock of the Company at a price of $10.00 per share (the “Common Stock”). The Common Stock shall be identical to the private placement shares issued to the Sponsor at the time of the Company’s IPO. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023. On September 12, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to October 17, 2023. On October 10, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to November 17, 2023. On November 9, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to December 17, 2023. On December 19, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to January 17, 2024. As of December 31, 2023, $354,502 was drawn and outstanding under this note. Management has determined that the conversion feature described above should not be accounted for separately from its host instrument. The December 19, 2023 draw of $70,900 under the Extension Note was attributable to a draw down under the Subscription Agreement with Polar as described in the Note 4 below.

On August 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $20,840 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $20,840 as of December 31, 2023.

On September 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $79,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $79,099 as of December 31, 2023.

On October 10, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $59,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $59,099 as of December 31, 2023.

On November 20, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $12,510 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $12,510 as of December 31, 2023.

On December 19, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $39,100 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. This promissory note is attributable to a draw down under the Subscription Agreement with Polar as described in the Note 4 below.

The aggregate balance outstanding under all promissory notes, excluding the funding under the Subscription Agreement with Polar (as described in the Not 4 below) was $2,776,600 and $2,564,439 as of December 31, 2023 and September 30, 2023, respectively.

Administrative Service Fee

Commencing on the date of the IPO, the Company will pay the Sponsor $10,000 per month for office space, utilities and secretarial support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended December 31, 2023, the Company incurred $30,000 in administrative service fees which were not paid and which were recorded in the accounts payable and accrued liabilities in the Company’s balance sheet, and for the three months ended December 31, 2022, the Company incurred and paid $30,000 in administrative service fees.

Note 3 — Related Party Transactions

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, approximately $0.006 per share, to cover certain offering costs in consideration for 4,312,500 shares of common stock, par value $0.0001. On June 16, 2021, the Sponsor purchased an additional 700,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $4,070, and transferred 50,000 shares to its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. On July 23, 2021, the Sponsor purchased an additional 1,200,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $6,975, resulting in the Sponsor holding an aggregate of 6,007,500 shares of common stock and the Chief Executive Officer, President and independent directors holding an aggregate of 205,000 shares of common stock (such shares, collectively, the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part. On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in 1,125,000 Founder Shares forfeited to the Company for no consideration.

The Sponsor, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earliest of (A)180 days after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their public shares for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor, officers, and directors with respect to any Founder Shares.

Additionally, upon consummation of the IPO, the Sponsor sold membership interests in the Sponsor to 10 anchor investors that purchased 9.9% of the units sold in the IPO. The Sponsor sold membership interests in the Sponsor entity reflecting an allocation of 131,250 Founder Shares to each anchor investor, or an aggregate of 1,312,500 Founder Shares to all 10 anchor investors, at a purchase price of approximately $0.006 per share. The Company estimated the aggregate fair value of these founder shares attributable to each anchor investor to be $424,491, or $3.23 per share. The Company has offset the excess of the fair value against the gross proceeds from these anchor investors as a reduction in its additional paid-in capital in accordance with Staff Accounting Bulletin Topic 5A.

Representative Common Stock

On February 8, 2021, EarlyBirdCapital, Inc. and Northland Securities, Inc. (“Northland”) purchased 162,500 and 87,500 shares of common stock (“representative shares”), respectively, at an average purchase price of approximately $0.0001 per share, or an aggregate purchase price of $25. On May 29, 2021, Northland returned 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

The representative shares are identical to the public shares included in the Units being sold in the IPO, except that the representative shares are subject to certain transfer restrictions, as described in more detail below.

The holders of the representative shares have agreed not to transfer, assign or sell any such shares until 30 days after the completion of an initial Business Combination. In addition, the holders of the representative shares have agreed (i) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of an initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination.

Promissory Notes-to Related Party

On May 9, 2022, the Sponsor loaned the Company the aggregate amount of $483,034 in order to assist the Company to fund its working capital needs. The loan is evidenced by two promissory notes in the aggregate principal amount of $483,034 from the Company, as maker, to the Sponsor, as payee. During July 2022, the Company fully repaid one of the promissory notes in the amount of $187,034, which represented monies loaned to the Company for the payment of Delaware franchise taxes. The Company utilized the interest earned on the Trust Account to repay the promissory note. The Company also paid $0 and $4,300 on behalf of the Sponsor for tax services in the three and six-month periods ended March 31, 2024 and 2023, respectively. These amounts were applied against the balance owing to the Sponsor under the remaining promissory note. As of March 31, 2024 and September 30, 2023, the net amount outstanding under the promissory note was $247,454 and $247,454, respectively.

On November 10, 2022, the Sponsor loaned the Company $1,500,000 in order to cover the additional contribution to the Trust Account in connection with the Company’s exercise of the extension of the Combination Period until February 17, 2023, and $450,000 to fund its working capital needs. The promissory notes are non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On July 28, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $125,245. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $125,245 as of March 31, 2024.

On August 2, 2023, the Company entered into a promissory note to the Sponsor in the amount of up to $425,402. The Extension Note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. Upon consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert up to $425,402 of the total principal amount of this note, in whole or in part at the option of the Sponsor, into common stock of the Company at a price of $10.00 per share (the “Common Stock”). The Common Stock shall be identical to the private placement shares issued to the Sponsor at the time of the Company’s IPO. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023. On September 12, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to October 17, 2023. On October 10, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to November 17, 2023. On November 9, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to December 17, 2023. On December 19, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to January 17, 2024. As of March 31, 2024, $354,502 was drawn and outstanding under this note. Management has determined that the conversion feature described above should not be accounted for separately from its host instrument. The December 19, 2023 draw of $70,900 under the Extension Note was attributable to a draw down under the Subscription Agreement with Polar as described in the Note 4 below.

On August 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $20,840 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $20,840 as of March 31, 2024.

On September 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $79,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $79,099 as of March 31, 2024.

On October 10, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $59,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $59,099 as of March 31, 2024.

On November 20, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $12,510 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $12,510 as of March 31, 2024.

On December 19, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $39,100 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. This promissory note is attributable to a draw down under the Subscription Agreement with Polar as described in the Note 4 below.

On January 16, 2024, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to February 17, 2024. The funds made available by the Sponsor to the Company under the Extension Note were attributable to a draw down under the Subscription Agreement with Polar described in Note 4 below.

On January 16, 2024, the Company borrowed $39,100 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to a draw down under the Subscription Agreement with Polar (as described in Note 4 below).

In connection with the approval of the Third Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $297,714 (the “Second Extension Note”) to the Sponsor. The Second Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that the Company does not consummate a Business Combination, the Second Extension Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Second Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $ 49,619 to be deposited into the Trust Account within three business days following February 17, 2024, and up to $248,095 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions.

On February 16, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to March 17, 2024. The funds made available by the Sponsor to the Company under the Second Extension Note were attributable to a draw down under the Subscription Agreement with Polar described in Note 4 below.

On February 16, 2024, the Company borrowed $60,381 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to a draw down under the Subscription Agreement with Polar described in Note 4 below.

On March 13, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to April 17, 2024. The funds made available by the Sponsor to the Company under the Second Extension Note were attributable to the fourth and final draw down under the Subscription Agreement with Polar described in Note 4 below.

On March 13, 2024, the Company borrowed $60,381 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to the fourth and final draw down under the Subscription Agreement with Polar described in Note 4 below.

The aggregate balance outstanding under all promissory notes, excluding the funding under the Subscription Agreement with Polar (as described in Note 4 below) was $2,776,600 and $2,564,439 as of March 31, 2024 and September 30, 2023, respectively.

Administrative Service Fee

Commencing on the date of the IPO, the Company will pay the Sponsor $10,000 per month for office space, utilities and secretarial support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and six months ended March 31, 2024, the Company incurred $30,000 and $60,000, respectively in administrative service fees. The Company has $10,000 and $0 related to the administrative service fees, included in the accounts payable as of March 31, 2024 and September 30, 2023, respectively.

Note 3 — Related Party Transactions

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, approximately $0.006 per share, to cover certain offering costs in consideration for 4,312,500 shares of common stock, par value $0.0001. On June 16, 2021, the Sponsor purchased an additional 700,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $4,070, and transferred 50,000 shares to its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. On July 23, 2021, the Sponsor purchased an additional 1,200,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $6,975, resulting in the Sponsor holding an aggregate of 6,007,500 shares of common stock and the Chief Executive Officer, President and independent directors holding an aggregate of 205,000 shares of common stock (such shares, collectively, the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part. On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in 1,125,000 Founder Shares forfeited to the Company for no consideration.

The Sponsor, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earliest of (A)180 days after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their public shares for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor, officers, and directors with respect to any Founder Shares.

Additionally, upon consummation of the IPO, the Sponsor sold membership interests in the Sponsor to 10 anchor investors that purchased 9.9% of the units sold in the IPO. The Sponsor sold membership interests in the Sponsor entity reflecting an allocation of 131,250 Founder Shares to each anchor investor, or an aggregate of 1,312,500 Founder Shares to all 10 anchor investors, at a purchase price of approximately $0.006 per share. The Company estimated the aggregate fair value of these founder shares attributable to each anchor investor to be $424,491, or $3.23 per share. The Company has offset the excess of the fair value against the gross proceeds from these anchor investors as a reduction in its additional paid-in capital in accordance with Staff Accounting Bulletin Topic 5A.

Representative Common Stock

On February 8, 2021, EarlyBirdCapital, Inc. and Northland Securities, Inc. (“Northland”) purchased 162,500 and 87,500 shares of common stock (“representative shares”), respectively, at an average purchase price of approximately $0.0001 per share, or an aggregate purchase price of $25. On May 29, 2021, Northland returned 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

The representative shares are identical to the public shares included in the Units being sold in the IPO, except that the representative shares are subject to certain transfer restrictions, as described in more detail below.

The holders of the representative shares have agreed not to transfer, assign or sell any such shares until 30 days after the completion of an initial Business Combination. In addition, the holders of the representative shares have agreed (i) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of an initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination.

Promissory Notes-to Related Party

On May 9, 2022, the Sponsor loaned the Company the aggregate amount of $483,034 in order to assist the Company to fund its working capital needs. The loan is evidenced by two promissory notes in the aggregate principal amount of $483,034 from the Company, as maker, to the Sponsor, as payee. During July 2022, the Company fully repaid one of the promissory notes in the amount of $187,034, which represented monies loaned to the Company for the payment of Delaware franchise taxes. The Company utilized the interest earned on the Trust Account to repay the promissory note. The Company also paid $0 and $4,300 on behalf of the Sponsor for tax services in the three and nine-month periods ended June 30, 2024 and 2023, respectively. These amounts were applied against the balance owing to the Sponsor under the remaining promissory note. As of June 30, 2024 and September 30, 2023, the net amount outstanding under the promissory note was $247,454 and $247,454, respectively.

On November 10, 2022, the Sponsor loaned the Company $1,500,000 in order to cover the additional contribution to the Trust Account in connection with the Company’s exercise of the extension of the Combination Period until February 17, 2023, and $450,000 to fund its working capital needs. The promissory notes are non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On July 28, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $125,245. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $125,245 as of June 30, 2024.

On August 2, 2023, the Company entered into a promissory note to the Sponsor in the amount of up to $425,402. The Extension Note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. Upon consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert up to $425,402 of the total principal amount of this note, in whole or in part at the option of the Sponsor, into common stock of the Company at a price of $10.00 per share (the “Common Stock”). The Common Stock shall be identical to the private placement shares issued to the Sponsor at the time of the Company’s IPO. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023. On September 12, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to October 17, 2023. On October 10, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to November 17, 2023. On November 9, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to December 17, 2023. On December 19, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to January 17, 2024. As of June 30, 2024, $354,502 was drawn and outstanding under this note. Management has determined that the conversion feature described above should not be accounted for separately from its host instrument. The December 19, 2023 draw of $70,900 under the Extension Note was attributable to a draw down under the Subscription Agreement with Polar as described in the Note 4 below.

On August 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $20,840 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $20,840 as of June 30, 2024.

On September 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $79,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $79,099 as of June 30, 2024.

On October 10, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $59,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $59,099 as of June 30, 2024.

On November 20, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $12,510 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount outstanding under this promissory note was $12,510 as of June 30, 2024.

On December 19, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $39,100 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. This promissory note is attributable to a draw down under the Subscription Agreement with Polar as described in the Note 4 below.

On January 16, 2024, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to February 17, 2024. The funds made available by the Sponsor to the Company under the Extension Note were attributable to a draw down under the Subscription Agreement with Polar described in Note 4 below.

On January 16, 2024, the Company borrowed $39,100 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to a draw down under the Subscription Agreement with Polar (as described in Note 4 below).

In connection with the approval of the Third Extension Amendment Proposal, the Company issued an unsecured promissory note in the principal amount of up to $297,714 (the “Second Extension Note”) to the Sponsor. The Second Extension Note does not bear interest and matures upon closing of the Business Combination. In the event that the Company does not consummate a Business Combination, the Second Extension Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The proceeds of the Second Extension Note will be deposited in the Trust Account in connection with the Charter Amendment as follows: $ 49,619 to be deposited into the Trust Account within three business days following February 17, 2024, and up to $248,095 in five equal installments to be deposited into the Trust Account for each of the five one-month extensions. As of June 30, 2024, $248,095 was drawn and outstanding under the Second Extension Note.

On February 16, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to March 17, 2024. The funds made available by the Sponsor to the Company under the Second Extension Note were attributable to a draw down under the Subscription Agreement with Polar described in Note 4 below.

On February 16, 2024, the Company borrowed $60,381 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to a draw down under the Subscription Agreement with Polar described in Note 4 below.

On March 13, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to April 17, 2024. The funds made available by the Sponsor to the Company under the Second Extension Note were attributable to the fourth and final draw down under the Subscription Agreement with Polar described in Note 4 below.

On March 13, 2024, the Company borrowed $60,381 from the Sponsor to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. This promissory note was funded by the Sponsor pursuant to the fourth and final draw down under the Subscription Agreement with Polar described in Note 4 below.

On April 16, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to May 17, 2024.

On April 16, 2024 the Company issued a promissory note to the Sponsor for the aggregate amount of $53,388 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. This promissory note was partially funded by the Sponsor pursuant to the funds provided under the Subscription Agreement with Vellar described in Note 4 below.

On April 22, 2024 the Company issued a promissory note to the Sponsor for the aggregate amount of $40,939 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On April 25, 2024 the Company issued a promissory note to the Sponsor for the aggregate amount of $19,054 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On May 15, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to June 17, 2024.

On May 15, 2024, the Company issued a promissory note to the Sponsor for the aggregate amount of $12,381 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On June 6, 2024, the Company issued a promissory note to the Sponsor for the aggregate amount of $5,150 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On June 15, 2024, the Company borrowed $49,619 under the Second Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to July 17, 2024.

On June 21, 2024, the Company issued a promissory note to the Sponsor for the aggregate amount of $1,364 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On June 21, 2024, the Company issued a promissory note to the Sponsor for the aggregate amount of $32,000 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time

The aggregate balance outstanding under all promissory notes, excluding the funding under the Subscription Agreements (as described in Note 4 below) was $3,056,726 and $2,564,439 as of June 30, 2024 and September 30, 2023, respectively.

Administrative Service Fee

Commencing on the date of the IPO, the Company will pay the Sponsor $10,000 per month for office space, utilities and secretarial support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended June 30, 2024, the Company incurred $30,000 and $90,000, respectively in administrative service fees. For each of the three and nine months ended June 30, 2023, the Company incurred and paid

$30,000 and $90,000, respectively, in administrative service fees. The Company has $60,000 and $0 related to the administrative service fees, included in the accounts payable as of June 30, 2024 and September 30, 2023, respectively.

Note 3 — Related Party Transactions

Founder Shares

On February 3, 2021, the Sponsor paid $25,000, approximately $0.006 per share, to cover certain offering costs in consideration for 4,312,500 shares of common stock, par value $0.0001. On June 16, 2021, the Sponsor purchased an additional 700,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $4,070, and transferred 50,000 shares to its Chief Executive Officer and to its President and 35,000 shares to each of its three independent directors. On July 23, 2021, the Sponsor purchased an additional 1,200,000 shares of common stock at a purchase price of $0.006 per share, or an aggregate $6,975, resulting in the Sponsor holding an aggregate of 6,007,500 shares of common stock and the Chief Executive Officer, President and independent directors holding an aggregate of 205,000 shares of common stock (such shares, collectively, the “Founder Shares”). The Founder Shares included an aggregate of up to 1,125,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment option was not exercised in full or in part. On October 1, 2021 the underwriters’ over-allotment option expired unused resulting in 1,125,000 founder shares forfeited to the Company for no consideration.

The Sponsor, officers and directors have agreed not to transfer, assign or sell any Founder Shares held by them until the earliest of (A) 180 days after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, the date on which the Company completes a liquidation, merger, stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their public shares for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Sponsor, officers, and directors with respect to any Founder Shares.

Additionally, upon consummation of the IPO, the Sponsor sold membership interests in the Sponsor to 10 anchor investors that purchased 9.9% of the units sold in the IPO. The Sponsor sold membership interests in the Sponsor entity reflecting an allocation of 131,250 Founder Shares to each anchor investor, or an aggregate of 1,312,500 Founder Shares to all 10 anchor investors, at a purchase price of approximately $0.006 per share. The Company estimated the aggregate fair value of these founder shares attributable to each anchor investor to be $424,491, or $3.23 per share. The Company has offset the excess of the fair value against the gross proceeds from these anchor investors as a reduction in its additional paid-in capital in accordance with Staff Accounting Bulletin Topic 5A.

Representative Common Stock

On February 8, 2021, EarlyBirdCapital, Inc. and Northland Securities, Inc. (“Northland”) purchased 162,500 and 87,500 shares of common stock (“representative shares”), respectively, at an average purchase price of approximately $0.0001 per share, or an aggregate purchase price of $25.00. On May 29, 2021, Northland returned 87,500 shares of common stock to the Company, for no consideration, which were subsequently cancelled.

The representative shares are identical to the public shares included in the Units being sold in the IPO, except that the representative shares are subject to certain transfer restrictions, as described in more detail below.

The holders of the representative shares have agreed not to transfer, assign or sell any such shares until 30 days after the completion of an initial Business Combination. In addition, the holders of the representative shares have agreed (i) to waive their redemption rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of an initial Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete an initial Business Combination within 15 months (or 18 months if extended) from the closing of the IPO.

Promissory Notes-to Related Party

On May 9, 2022, the Sponsor loaned the Company the aggregate amount of $483,034 in order to assist the Company to fund its working capital needs. The loan is evidenced by two promissory notes in the aggregate principal amount of $483,034 from the Company, as maker, to the Sponsor, as payee. During July 2022, the Company fully repaid one of the promissory notes in the amount of $187,034, which represented monies loaned to the Company for the payment of Delaware franchise taxes. The Company utilized the interest earned on the Trust Account to repay the promissory note. The Company also paid $4,300 and $44,246 on behalf of the Sponsor for tax services in fiscal years 2023 and 2022, respectively. These amounts were applied against the balance owing to the

Sponsor under the remaining promissory note. As of September 30, 2023 and 2022, the net amount outstanding under the promissory note was $247,454 and $251,754, respectively.

On November 10, 2022, the Sponsor loaned the Company $1,500,000 in order to cover the additional contribution to the Trust Account in connection with the Company’s exercise of the extension of the Combination Period until February 17, 2023, and $450,000 to fund its working capital needs. The promissory notes are non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time.

On July 28, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $125,245. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount of the promissory note was fully drawn and outstanding as of the date of this report.

On August 2, 2023, the Company entered into a promissory note to the Sponsor in the amount of up to $425,402. The Extension Note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. Upon consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert up to $425,402 of the total principal amount of this note, in whole or in part at the option of the Sponsor, into common stock of the Company at a price of $10.00 per share (the “Common Stock”). The Common Stock shall be identical to the private placement shares issued to the Sponsor at the time of the Company’s IPO. On August 8, 2023, the Company borrowed $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to September 17, 2023. On September 12, 2023, the Company borrowed an additional $70,900 under the Extension Note and deposited the funds into the Trust Account thereby extending the Termination Date to October 17, 2023. As of September 30, 2023, $141,800 was drawn and outstanding under this note. Management has determined that the conversion feature described above should not be accounted for separately from its host instrument.

On August 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $20,840 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount of the promissory note was fully drawn and outstanding as of the date of this report.

On September 8, 2023, the Company issued a promissory note to the Sponsor for the aggregate amount of $79,099 to be used for working capital. The promissory note is non-interest bearing and due on the earlier of: (i) the liquidation or release of all of the monies held in the Trust Account or (ii) the date on which the Company consummates an acquisition, merger or other business combination transaction involving the Company or its affiliates. The principal balance may be prepaid at any time. The amount of the promissory note was fully drawn and outstanding as of the date of this report.

The aggregate balance outstanding under all promissory notes, including the Extension Note, was $2,564,439 and $251,754 as of September 30, 2023 and 2022, respectively.

Administrative Service Fee

Commencing on the date of the IPO, the Company will pay the Sponsor $10,000 per month for office space, utilities and secretarial support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the two fiscal years ended September 30, 2023 and 2022, the Company incurred and paid $120,000 in administrative service fees.